SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	781,832
Weighted average remaining contractual life	30 months 5 days
Options exercisable as of December 31, 2012	644,832
$7.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	300,000
Exercise price	7.59
Weighted average remaining contractual life	16 months 20 days
Options exercisable as of December 31, 2012	300,000
$4.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	98,000
Exercise price	4.09
Weighted average remaining contractual life	21 months 25 days
Options exercisable as of December 31, 2012	73,500
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	83,332
Exercise price	4.35
Weighted average remaining contractual life	38 months 17 days
Options exercisable as of December 31, 2012	83,332
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	182,500
Exercise price	3.53
Weighted average remaining contractual life	37 months 21 days
Options exercisable as of December 31, 2012	155,000
$3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	33,000
Exercise price	3.48
Weighted average remaining contractual life	35 months 7 days
Options exercisable as of December 31, 2012	33,000
$5.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	85,000
Exercise price	5.14
Weighted average remaining contractual life	52 months 1 day
Options exercisable as of December 31, 2012